Loans (Details) - Schedule of Future Maturities of Long-Term Loan	Dec. 31, 2023 USD ($)
Schedule of Future Maturities of the Long Term Loan [Abstract]
2024	$ 36,620
2025	36,620
2026	3,301,455
Subtotal	3,374,695
Less: Current portion	36,620
Long-term loans – non-current portion	$ 3,338,075